Related party and employee transactions (Tables)	6 Months Ended
Jun. 30, 2018
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions
(a)	Amounts due from related parties
	December 31, 2017	June 30, 2018
	US$	US$
Current:
Beijing Starry Sky Cinema Co., Ltd. (“Starry Sky”)	5,909,736	5,549,420
Beijing Aijieli Technology Development Co., Ltd.	12,889,735	16,212,740
Beijing Ruizhuo Xitou Technology Development Co., Ltd.	10,429,990	11,355,487
Beijing Ruizhuo Xichuang Technology Development Co., Ltd.	3,576,543	5,553,607
Chengdu Renju	35,199,433	35,194,763
Guangzhou Huanglong	38,934,992	-
Qingdao Huiju	18,721,643	40,283,690
Madison Developments Limited	-	21,202,369
Zhengzhou Jiahe	-	779,255
Gongyi Gongrong Real Estate Co., Ltd.	-	155,324
Total current amounts due from related party	125,662,072	136,286,655

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	24,665,944	25,716,014
Gongyi Gongrong Real Estate Co., Ltd.	-	4,304,325
Total non current amounts due from related party	24,665,944	30,020,339

Total	150,328,016	166,306,994

(b)	Amounts due to related party

	December 31, 2017	June 30, 2018
	US$	US$
Current:
Suzhou Fuchao Enterprise Management Consulting Co., Ltd.	23,387,006	24,428,572
Nanjing Gold Pedestal Real Estate Development Co., Ltd.	23,388,992	22,194,795
Suzhou Country Garden Real Estate Development Co.,Ltd.	23,385,379	14,631,484
Taicang Guangyuan Real Estate Development Co., Ltd.	23,387,006	22,191,835
Suzhou Fuyi Enterprise Management Consulting Co., Ltd.	7,470,721	7,678,746
Suzhou Guozhan Commercial Plaza Development Co., Ltd.	7,470,721	7,678,746
Kunshan Shine Land Group Co., Ltd	7,470,721	7,678,746
Shanghai Cifi Enterprise Management Co., Ltd.	7,431,209	7,678,746
Shanghai Xinbi Real Estate Development Co., Ltd.	3,671,987	3,882,160
Changxing Xinbi Investment Management Partnership (limited partnership)	743,121	763,973
Foshan Shunde District Gongheng Investment Co., Ltd.	371,560	381,986

Total current amounts due to related party	128,178,423	119,189,789

Non current:
Xinzheng Meihang Network Technology Co., Ltd.	29,917,961	30,964,004

Total	158,096,384	150,153,793

(c)	Amounts due from employees
	December 31, 2017	June 30, 2018
	US$	US$
Advances to employees	2,174,302	3,307,123